Financial Result - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Finance Income (Cost) [Line Items]
Foreign currency gain on warrant liabilities	€ 1,542
Foreign currency expense on warrant liabilities		€ 1,019
Interest on fixed-term deposits and cash at bank	1,479	0
Fair value changes of the warrant revaluation in finance expense	€ 258,337
Fair value changes of the warrant revaluation in finance income		€ 17,369